NET REVENUES	6 Months Ended
Jun. 30, 2023
NET REVENUES
NET REVENUES

NOTE 6 - NET REVENUES:

	Six Months Ended June 30,
	2023	2022
	U.S dollars in thousands
Licensing revenues	—	2,000
Movantik® revenues	(182)	25,456
Sales of Other products (mainly Talicia®)	5,577	3,994
	5,395	31,450